Supplemental Disclosures With Respect to Cash Flows (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		191 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 BML	Dec. 31, 2011 Mineral Property Option Agreement - Mill Bay Ventures Inc.	Dec. 31, 2010 Mineral Property Option Agreement - Mill Bay Ventures Inc.	Dec. 31, 2009 Mineral Property Option Agreement - Mill Bay Ventures Inc.
Write-down of deposit on mineral property			$ 9,970,020		$ 78,000		$ 2,671,199	$ 78,000
Write Off Of Accounts Payable			$ (42,550)			$ (90,000)	$ (90,000)		$ 90,000